Expense Example, No Redemption - FidelityConvertibleSecuritiesFund-AMCIZPRO - FidelityConvertibleSecuritiesFund-AMCIZPRO - Fidelity Convertible Securities Fund	Jan. 28, 2023 USD ($)
Fidelity Advisor Convertible Securities Fund - Class A
Expense Example, No Redemption:
1 Year	$ 673
3 Years	881
5 Years	1,106
10 Years	1,751
Fidelity Advisor Convertible Securities Fund - Class C
Expense Example, No Redemption:
1 Year	182
3 Years	563
5 Years	970
10 Years	1,903
Fidelity Advisor Convertible Securities Fund - Class M
Expense Example, No Redemption:
1 Year	476
3 Years	742
5 Years	1,028
10 Years	1,841
Fidelity Advisor Convertible Securities Fund - Class I
Expense Example, No Redemption:
1 Year	77
3 Years	240
5 Years	417
10 Years	930
Fidelity Advisor Convertible Securities Fund - Class Z
Expense Example, No Redemption:
1 Year	64
3 Years	202
5 Years	351
10 Years	$ 786